Exposures to Ten Largest Borrowers Computed as per RBI Guidelines, Based on the Higher of the Outstanding Balance or the Limit on Loans, Investments (Including Credit Substitutes) and Non-Funded Exposures (Detail)
In Millions
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2011 Funded Exposure Borrower 1 INR	Mar. 31, 2010 Funded Exposure Borrower 1 INR	Mar. 31, 2011 Funded Exposure Borrower 2 INR	Mar. 31, 2010 Funded Exposure Borrower 2 INR	Mar. 31, 2011 Funded Exposure Borrower 3 INR	Mar. 31, 2011 Funded Exposure Borrower 4 INR	Mar. 31, 2011 Funded Exposure Borrower 5 INR	Mar. 31, 2011 Funded Exposure Borrower 6 INR	Mar. 31, 2011 Funded Exposure Borrower 7 INR	Mar. 31, 2010 Funded Exposure Borrower 7 INR	Mar. 31, 2011 Funded Exposure Borrower 8 INR	Mar. 31, 2010 Funded Exposure Borrower 8 INR	Mar. 31, 2011 Funded Exposure Borrower 9 INR	Mar. 31, 2010 Funded Exposure Borrower 9 INR	Mar. 31, 2011 Funded Exposure Borrower 10 INR	Mar. 31, 2011 Non-Funded Exposure Borrower 2 INR	Mar. 31, 2010 Non-Funded Exposure Borrower 2 INR	Mar. 31, 2011 Non-Funded Exposure Borrower 7 INR	Mar. 31, 2010 Non-Funded Exposure Borrower 7 INR	Mar. 31, 2011 Non-Funded Exposure Borrower 8 INR	Mar. 31, 2010 Non-Funded Exposure Borrower 8 INR	Mar. 31, 2011 Non-Funded Exposure Borrower 9 INR	Mar. 31, 2010 Non-Funded Exposure Borrower 9 INR	Mar. 31, 2011 Borrower 1 USD ($)	Mar. 31, 2011 Borrower 1 INR	Mar. 31, 2010 Borrower 1 INR	Mar. 31, 2011 Borrower 2 USD ($)	Mar. 31, 2011 Borrower 2 INR	Mar. 31, 2010 Borrower 2 INR	Mar. 31, 2011 Borrower 3 USD ($)	Mar. 31, 2011 Borrower 3 INR	Mar. 31, 2011 Borrower 4 USD ($)	Mar. 31, 2011 Borrower 4 INR	Mar. 31, 2011 Borrower 5 USD ($)	Mar. 31, 2011 Borrower 5 INR	Mar. 31, 2011 Borrower 6 USD ($)	Mar. 31, 2011 Borrower 6 INR	Mar. 31, 2011 Borrower 7 USD ($)	Mar. 31, 2011 Borrower 7 INR	Mar. 31, 2010 Borrower 7 INR	Mar. 31, 2011 Borrower 8 USD ($)	Mar. 31, 2011 Borrower 8 INR	Mar. 31, 2010 Borrower 8 INR	Mar. 31, 2011 Borrower 9 USD ($)	Mar. 31, 2011 Borrower 9 INR	Mar. 31, 2010 Borrower 9 INR	Mar. 31, 2011 Borrower 10 USD ($)	Mar. 31, 2011 Borrower 10 INR
Concentration Risk [Line Items]
Total Exposure	$ 37,342.6	1,663,241.4	1,323,417.3	65,030.5	41,971.1	33,579.5	26,120.0	30,000.0	30,000.0	30,000.0	25,000.0	14,376.4	13,844.7	1,209.1	13,503.6	418.9	304.3	20,000.0	24,000.0	11,071.1	10,439.1	8,090.9	21,672.2	18,938.2	20,813.5	14,299.6	$ 1,460.0	65,030.5	41,971.1	$ 1,292.8	57,579.5	37,191.1	$ 673.6	30,000.0	$ 673.6	30,000.0	$ 673.6	30,000.0	$ 561.3	25,000.0	$ 557.2	24,815.5	21,935.6	$ 513.7	22,881.3	32,441.8	$ 476.7	21,232.4	14,603.9	$ 449.0	20,000.0